SCHEDULE OF OPERATING LEASE OBLIGATION MATURITY (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Operating Leases
Year one	$ 856,684	$ 583,973
Year two	287,735	84,834
Year three	1,343,112
Future minimum operating lease payment	2,487,531	668,807
Less: imputed interest	(161,553)	(20,294)
Total	$ 2,325,978	$ 648,513